Basis Of Presentation And Summary Of Significant Accounting Policies (Changes In Debt Issuance Costs) (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jul. 02, 2015	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Beginning balance	$ 10.6	$ 15.5	$ 15.5	$ 17.7	$ 18.3
Debt issuance payments	0.3			0.6	3.4
Amortization of debt issuance costs	(1.3)	$ (1.3)	(2.6)	(2.8)	(2.8)
Write-off of debt issuance costs					(1.2)
Ending balance	9.6		10.6	$ 15.5	$ 17.7
Scenario, Previously Reported [Member]
Beginning balance	$ 12.9
Ending balance			$ 12.9